ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION
Schedule of significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
(a)	As of December 31, 2022, the significant subsidiaries of the Company and significant consolidated variable interest entities are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Subsidiaries:
VNET Group Limited (“VNET HK”)	May 25, 2007	Hong Kong	100%	Investment holding
VNET Data Center Co., Ltd. (“VNET China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
VNET (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
VNET Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
VNET Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
iJoy Holding Limited (“iJoy BVI”)	April 30, 2013	British Virgin Islands	100%	Investment holding
VNET Mobile Limited (“VNET Mobile”)	April 30, 2013	Hong Kong	100%	Investment holding and provision of telecommunication services
WiFire Group Inc. (“WiFire Group”)	March 7, 2014	British Virgin Islands	100%	Investment holding
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1)	April 30, 2013	PRC	100%	Provision of technical and consultation services
VNET Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
VNET Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of finance leasing business services
VNET DRP Investment Holdings Limited (“DRP investment”)	January 13, 2017	Hong Kong	100%	Investment holding
Shihua DC Investment Holdings Limited (“Shihua Investment”)	March 14, 2017	Cayman Islands	51%	Investment holding
VNET (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1)	July 5, 2012	PRC	51%	Provision of technical and internet data center services
Foshan Zhuoyi Intelligence Data Co., Ltd. (“FS Zhuoyi”) (1)	July 7, 2016	PRC	51%	Provision of internet data center services
Beijing Hongyuan Network Technology Co., Ltd. (“BJ Hongyuan”) (1)	December 8, 2014	PRC	51%	Provision of internet data center services
Dermot Holdings Limited (“Dermot BVI”) (3)	August 10, 2014	British Virgin Islands	100%	Investment holding
Shihua DC Investment Holdings 2 Limited (“Shihua Holdings 2”) (4)	August 20, 2019	Cayman Islands	100%	Investment holding
Shanghai Waigaoqiao Free Trade Zone Gaogang Technology Co., Ltd. (“Waigaoqiao Technology”) (1)/(4)	August 20, 2019	PRC	100%	Provision of internet data center services
Shanghai Edge Connect Technology Co., Ltd. (“SH Edge Connect”) (1)	November 3, 2020	PRC	100%	Provision of technical and internet data center services
Beijing Jianghe Cloud Technology Co., Ltd. (“BJ JHC”) (1)/(8)	November 17, 2020	PRC	100%	Provision of internet data center services
Beijing Shuntou Green Energy Data Technology Co., Ltd. (“BJ ST”) (1)/(8)	November 17, 2020	PRC	100%	Provision of internet data center services
Jiwa Senlin (Beijing) Engineering Co., Ltd.(“Jiwa Engineering BJ”) (1)	April 8, 2021	PRC	100%	Provision of internet data center services
Beijing TenxCloud Technology Co., Ltd. (“BJ TenxCloud”) (1)/(9)	July 15, 2021	PRC	100%	Provision of digitalization solution services
Zhongke Zijing Technology Co., Ltd. (“Zhongke Zijing”) (1)/(10)	August 16, 2021	PRC	100%	Provision of technical and consultation services
Gu’an Junhui Network Technology Co., Ltd. (“Gu’an Junhui”) (1)/(10)	August 16, 2021	PRC	100%	Provision of internet data center services
Beijing Jianghe Shuzhi Technology Co., Ltd.(“BJ Jianghe Shuzhi”) (1)/(13)	August 1, 2022	PRC	100%	Provision of internet data center services
Jianghe Chuangke (Beijing) Technology Co., Ltd.(“Jianghe Chuangke”)(1)/(13)	August 1, 2022	PRC	100%	Provision of internet data center services
Beijing Jianghe Cloud Industrial Internet Technology Co., Ltd.(“Jianghe Industrial”)(1)/(13)	August 1, 2022	PRC	100%	Provision of internet data center services
Beijing Xunneng Digital Industry Empowerment Center Co., Ltd.(“BJ Xunneng”)(1)/(13)	August 1, 2022	PRC	100%	Provision of internet data center services

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (“VNET Technology”) (2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (“WiFire Network”) (2)	April 1, 2014	PRC	—	Provision of telecommunication services
Shanghai Zhiyan Yunwei Technology Co., Ltd. (“SH Zhiyan”) (2)	December 12, 2020	PRC	—	Provision of telecommunication services

Held directly by VNET Technology:
Beijing VNET Broad Band Data Center Co., Ltd. (“VNET Beijing”) (2)	March 15, 2006	PRC	—	Provision of internet data center services
Shanghai Shilian Technology Co., Ltd. (“SH Shilian”)	October 22, 2012	PRC	—	Provision of internet data center services

Held directly by VNET Beijing:
VNET (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (2)	December 19, 2011	PRC	—	Dormant company
Beijing Yilong Xinda Technology Co., Ltd. (“Yilong Xinda”) (2)	February 28, 2013	PRC	—	Provision of internet data center services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (2)	September 30, 2014	PRC	—	Provision of internet data center services
Guangzhou Lianyun Big Data Co., Ltd. (“GZ Lianyun”) (2)	April 14, 2016	PRC	—	Provision of internet data center services
Beijing Xianghu Yunlian Technology Co., Ltd. (“Xianghu Yunlian”) (2)	November 7, 2018	PRC	—	Provision of internet data center services
Shanghai Hujiang Songlian Technology Co., Ltd.(“Hujiang Songlian”) (2)	December 17, 2018	PRC	—	Provision of internet data center services
Beijing Shuhai Hulian Technology Co., Ltd. (“BJ Shuhai”) (2)	January 2, 2019	PRC	—	Provision of internet data center services
Nantong Chenghong Cloud Computing Co., Ltd. (“NT Chenghong”) (2)	December 24, 2019	PRC	—	Provision of internet data center services

Held directly by SH Shilian:
Shanghai Shuzhong Investment Management Co., Ltd. (“SH Shuzhong”) (2)/(5)	June 30, 2020	PRC	—	Provision of internet data center services
Sanhe Shulifang Information Technology Co., Ltd. (“Shulifang”) (2)/(6)	July 21, 2020	PRC	—	Provision of internet data center services
Langfang Huahai Internet Technology Co., Ltd. (“LF Huahai”) (2)/(7)	September 11, 2020	PRC	—	Provision of internet data center services
Shanghai Hesheng Data System Co., Ltd. (“SH Hesheng”) (2)/(11)	November 11, 2021	PRC	—	Provision of internet data center services

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Held directly by SH Zhiyan:
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Shanghai Edge Blue Cloud Network Technology Co., Ltd. (“SH Edge Network”) (2)/(12)	January 7,2021	PRC	—	Provision of internet data center services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	20%	Provision of virtual private network services
(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest of Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On August 20, 2019, the Company through its subsidiary, DRP Investment, became the sole shareholder in Shihua Holding 2 and its subsidiaries.
(5)	On June 30, 2020, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of SH Shuzhong.
(6)	On July 21, 2020, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of Shulifang.
(7)	On September 11, 2020, the Company through its subsidiaries, SH Shilian and Linkcloud PTE. Ltd. (“Linkcloud”), acquired 100% equity interest of LF Huahai.
(8)	On November 17, 2020, the Company through its subsidiary, VNET Saturn International Investment Limited (“VNET Saturn”) and Beijing Zhongshun Yongfeng Investment Consulting Co., Ltd. (“YF WFOE”), acquired 100% equity interest of BJ JHC and BJ ST
(9)	On July 15, 2021, the Company through its subsidiary, Shenzhen Cloud Native Technology Co., Ltd. (“SZ Cloud Native”), acquired 100% equity interest of BJ TenxCloud (Note 4).
(10)	On August 16, 2021, the Company through its subsidiary, Jiwa Engineering BJ, acquired 100% equity interest of Zhongke Zijing and Gu’an Junhui (Note 4).
(11)	On November 11, 2021, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of SH Hesheng (Note 4).
(12)	On January 7, 2021, the Company, through SH Zhiyan, established SH Edge Network for internet data center services.
(13)	On August 1, 2022, the Company through its subsidiary, VNET Saturn and YF WFOE, acquired 100% equity interest of BJ Jianghe Shuzhi, Jianghe Chuangke, Jianghe Industrial and BJ Xunneng (Note 4).

Schedule of consolidated VIE before eliminating intercompany balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company:

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	660,234	1,428,768	207,152
Restricted cash	317,199	301,825	43,761
Accounts receivable (net of allowance for doubtful debt of RMB82,654 and RMB100,797 (US$14,614) as of December 31, 2021 and 2022, respectively)	1,139,372	1,400,546	203,060
Prepaid expenses and other current assets	1,781,456	1,976,164	286,517
Amounts due from related parties	29,812	13,942	2,021
Total current assets	3,928,073	5,121,245	742,511
Non-current assets:
Property and equipment, net	6,754,511	7,495,362	1,086,725
Intangible assets, net	382,173	475,652	68,963
Land use rights, net	45,476	44,233	6,413
Operating lease right-of-use assets, net	2,666,182	3,452,533	500,570
Goodwill	308,110	332,645	48,229
Restricted cash	7,825	—	—
Deferred tax assets, net	136,903	153,676	22,281
Other non-current assets	612,198	165,570	24,005
Long-term investments, net	133,280	82,744	11,997
Total non-current assets	11,046,658	12,202,415	1,769,183
Total assets	14,974,731	17,323,660	2,511,694
Current liabilities:
Accounts payable and notes payable	352,478	483,030	70,033
Accrued expenses and other payables	1,342,886	1,488,031	215,742
Advance from customers	1,041,902	1,157,963	167,889
Deferred revenue	49,055	84,775	12,291
Income tax payable	20,972	25,188	3,652
Amounts due to inter-companies, net (1)	5,203,974	6,071,651	880,307
Amounts due to related parties	8,007	6,928	1,004
Current portion of finance lease liabilities	200,961	165,221	23,955
Current portion of long-term borrowings	350,609	417,442	60,523
Current portion of deferred government grant	2,074	3,646	529
Current portion of operating lease liabilities	579,391	655,663	95,062
Total current liabilities	9,152,309	10,559,538	1,530,987

	As of December 31,
	2021	2022
	RMB	RMB	US$
Non-current liabilities:
Amounts due to inter-companies, net (1)	1,020,972	1,020,972	148,027
Long-term borrowings	1,480,709	1,861,545	269,899
Non-current portion of finance lease liabilities	704,255	615,309	89,211
Unrecognized tax benefits	77,192	86,799	12,585
Deferred tax liabilities	132,370	149,475	21,672
Non-current portion of deferred government grant	2,294	2,726	395
Non-current portion of operating lease liabilities	2,114,309	2,872,323	416,448
Total non-current liabilities	5,532,101	6,609,149	958,237
Total liabilities	14,684,410	17,168,687	2,489,224

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net revenues	3,885,141	5,145,110	5,944,519	861,874
Net profit (loss)	73,748	92,594	(66,764)	(9,680)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash generated from operating activities	748,418	866,712	1,351,179	195,902
Net cash used in investing activities	(1,943,358)	(2,695,707)	(1,849,339)	(268,129)
Net cash generated from financing activities	1,302,082	1,788,528	1,243,495	180,290
Net increase (decrease) in cash and cash equivalents and restricted cash	107,142	(40,467)	745,335	108,063
(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.